Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
16. Accrued liabilities and other payables

	As of December 31,
(in thousands of U.S. dollars)	2018	2017
Accrued administrative expenses	$1,058	$1,757
Accrued operating expense	1,946	1,195
Current tax payable	1,375	1,324
Refund liabilities (note 5)	1,834	—
Advance for refundable value added tax (note 10)	429	—
Other accrued liabilities	801	2,863
Other payables	15	5,903
Total accrued liabilities and other payables	$7,458	$13,042

As of December 31, 2017, the majority of the balance in other payables related to refund liabilities which were reclassified to a separate refund liabilities account as of January 1, 2018 with the adoption of ASC 606,
Revenue from Contracts with Customers
. Refer to note 5 for additional information on the refund liability to charterers.